SEGMENTED INFORMATION (Tables)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
				Medical
Quarter ended May 31, 2014	Renewable energy		Oil and Gas	Marijuana		Corporate	Consolidated
Revenues	$-	$		$-	$		$-

Net income (loss) from operations				240,625		(1,6,85,520)	(1,444,895)

Total assets	$1		$4,000	$4,863,829		$1,961,637 $	6,829,466

		Mining exploration
Year ended August 31, 2013	Renewable energy	and development	Corporate	Consolidated
Revenues	$-	$-	$-	$-

Net income (loss) from operations	(56,781)	(526,932)	(147,191)	(730,904)

Total assets	$-	$-	$54,469	$54,469

		Mining exploration
Year ended August 31, 2012	Renewable energy	and development	Corporate	Consolidated
Revenues	$-	$-	$-	$-

Net income (loss) from operations	(203,044)	(179,375)	(627,316)	(1,009,735)

Total assets	$100,697	$293,255	$87,235	$481,187